S000080439 [Member] Investment Objectives and Goals - iShares Transition-Enabling Metals ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® STRATEGIC METALS ETF Ticker: ISTMStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Strategic Metals ETF (the "Fund") seeks to track the investment results of a commodities futures index that provides strategic exposure to metals that are essential to several structural themes, such as AI infrastructure, manufacturing, energy production and distribution, and national security.